Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Related Party Transactions
Note 16 – Related Party Transactions
For the three and six months ended June 30, 2023, the Company earned $112,210 and $433,454, respectively, in revenues due to labor, maintenance and improvements to an aircraft under the ownership of Mr. Timothy Sheehy, the Chief Executive Officer. As of June 30, 2023, the Company had $427,454 in accounts receivable related to the revenues earned for the three and six months ended June 30, 2023.
On July 21, 2022, the Company closed on the 2022 Bonds, upon which the Company received from aggregate proceeds of $135,000 thousand on July 21, 2022 and $25,000 thousand on August 10, 2022. In connection with the original issuance, three senior executives of the Company purchased approximately $10,000 thousand of the 2022 Bonds, which purchases were entered into on an arm’s length basis during the public offering for the 2022 Bonds, and on the same terms and conditions that were offered to all Bond purchasers. The Company paid zero and $575 thousand in interest to these three bond holders during the three and six months ended June 30, 2023, respectively, and incurred approximately $279 thousand and $563 thousand in interest for the three and six months ended June 30, 2023, respectively. Refer to
“Note 12 – Long-Term Debt.”

BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Related Party Transactions
Note 17 – Related Party Tra
ns
actions
In July 2022, the Company paid $3,850 thousand in cash for the acquisition of the Pilatus
PC-12
aircraft from Mr. Timothy Sheehy, the Chief Executive Officer without any guarantees given or received. After the purchase, the Company repaired and upgraded the Pilatus
PC-12
aircraft for use of the Company’s business. As of December 31, 2022, the Company had no outstanding payables or commitments related to the purchase of the Pilatus
PC-12
aircraft.
On July 21, 2022, the Company closed on the 2022 Bonds, upon which the Company received from aggregate proceeds of $135,000 thousand on July 21, 2022 and $25,000 thousand on August 10, 2022. In connection with the original issuance, three senior executives of the Company purchased approximately $10,000 thousand of the 2022 Bonds, which purchases were entered into on an arm’s length basis during the public offering for the 2022 Bond, and on the same terms and conditions that were offered to all Bond purchasers. The Company has paid approximately $128 thousand in interest to these three bond holders. Refer to Note 13 – Long-term Debt.